Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income and social contribution taxes [abstract]
Initial balance	R$ 897,936	R$ 571,473	R$ 961,979
Deferred IRPJ and CSLL recognized in income for the year	335,375	296,459	242,246
Deferred IRPJ and CSLL of subsidiaries classified as discontinued operations		31,138	110,821
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474	(1,134)	(11,366)
Reclassification to assets held for sale			(728,986)
Others	143		(3,221)
Final balance	R$ 1,254,928	R$ 897,936	R$ 571,473